Earnings Per Common Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss) attributable to common shareholders	$ 1,770	$ 778
Weighted-average number of shares
Basic (in shares)	597,421,127	596,437,577
Effect of dilutive stock-based compensation plans (in shares)	2,497,161	2,410,860
Diluted (in shares)	599,918,288	598,848,437
EPS
Basic (in dollars per share)	$ 2.96	$ 1.30
Diluted (in dollars per share)	$ 2.95	$ 1.30